Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Post employment benefits
Defined contribution plans	€ 204	€ 180	€ 166
Defined benefit plans	31	46	57
Total amount charged to income statement (note 24)	€ 235	€ 226	€ 223